LOANS (Details 7) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 loan	Mar. 31, 2014	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
Troubled debt restructurings
Reserves to customers whose loan terms have been modified in troubled debt restructurings	$ 353,000		$ 369,000	$ 428,000
Term for interest only payments for modified loans			1 year
Number of Loans	0		0	0	2
Increase in allowance for loan losses			369,000	428,000
Outstanding recorded investment	6,122,000		6,138,000	6,901,000
Charge offs resulted from troubled debt restructuring			0	0	0
Trouble debt restructuring defaulted on payment	0	0	0	0
1-4 family residential
Troubled debt restructurings
Outstanding recorded investment	477,000		480,000	493,000
Agricultural
Troubled debt restructurings
Outstanding recorded investment	3,829,000		3,829,000	4,530,000
Non-farm & non-residential
Troubled debt restructurings
Outstanding recorded investment	$ 1,816,000		$ 1,829,000	$ 1,878,000